Debt Total debt outstanding (Tables)	12 Months Ended
Jun. 30, 2014
Debt Disclosure [Abstract]
Schedule of Debt [Table Text Block]
Debt

	June 30, 2014	June 30, 2013
Current portion of long-term debt	$16,375	$8,750
Short-term uncommitted credit facility	21,200	—
Total short-term debt	37,575	8,750
Long-term debt	410,484	230,000
Total debt outstanding	$448,059	$238,750